13. Debt (Details-Subordinated notes) - Jun. 30, 2015 - USD ($)	Total
Principal Amount	$ 22,206,113
Weighted Average Interest Rate	14.08%
Weighted average term	36 months
3 months initial term
Principal Amount	$ 487,915
Weighted Average Interest Rate	8.43%
Weighted average term	3 months
6 months initial term
Principal Amount	$ 413,316
Weighted Average Interest Rate	10.69%
Weighted average term	6 months
1 year initial term
Principal Amount	$ 6,999,325
Weighted Average Interest Rate	12.98%
Weighted average term	1 year
2 years initial term
Principal Amount	$ 3,088,414
Weighted Average Interest Rate	13.38%
Weighted average term	2 years
3 years initial term
Principal Amount	$ 4,066,820
Weighted Average Interest Rate	14.72%
Weighted average term	3 years
4 years initial term
Principal Amount	$ 2,020,875
Weighted Average Interest Rate	15.79%
Weighted average term	4 years
5 years initial term
Principal Amount	$ 3,681,905
Weighted Average Interest Rate	15.91%
Weighted average term	5 years
10 years initial term
Principal Amount	$ 1,447,543
Weighted Average Interest Rate	14.89%
Weighted average term	10 years